Additional Details to the Statements of Cash Flows (Details) - Schedule of Additional Details to the Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in working capital components:
(Increase) decrease in trade receivables, net	$ (13)	$ 429
Increase in other current assets	987	(4,563)
Decrease in deposits	420	188
Increase (decrease) in trade payables and accrued liabilities	(315)	94
Increase (decrease) in taxes payable	156	(126)
Total	1,235	(3,978)
Significant non-cash transactions:
Issuance of common shares in connection with acquisitions of assets	1,354
Addition of ROU assets, property, plant and equipment and related lease liabilities	1,553	11,354
Purchase of property, plant and equipment financed by short-term credit	1,365	1,601
Equipment prepayments realized as additions to property, plant and equipment	7,372	54,135
Deferred tax expense related to equity issuance costs		$ (3,895)